NON-CONTROLLING INTERESTS (Details) (CAD) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended						0 Months Ended		12 Months Ended													12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 TC PipeLines, LP	Dec. 31, 2011 TC PipeLines, LP	Dec. 31, 2010 TC PipeLines, LP	May 03, 2011 TC PipeLines, LP GTN	May 03, 2011 TC PipeLines, LP Bison	Dec. 31, 2012 TransCanada PipeLines Limited Series U	Dec. 31, 2011 TransCanada PipeLines Limited Series U	Dec. 31, 2010 TransCanada PipeLines Limited Series U	Dec. 31, 2012 TransCanada PipeLines Limited Series Y	Dec. 31, 2011 TransCanada PipeLines Limited Series Y	Dec. 31, 2010 TransCanada PipeLines Limited Series Y	Dec. 31, 2012 Portland	Dec. 31, 2011 Portland	Dec. 31, 2010 Portland	Dec. 31, 2012 Noncontrolling Interest [Member] TC PipeLines, LP	Dec. 31, 2011 Noncontrolling Interest [Member] TC PipeLines, LP	Dec. 31, 2010 Noncontrolling Interest [Member] TC PipeLines, LP	May 03, 2011 Noncontrolling Interest [Member] TC PipeLines, LP	Dec. 31, 2012 Noncontrolling Interest [Member] TransCanada PipeLines Limited	Dec. 31, 2011 Noncontrolling Interest [Member] TransCanada PipeLines Limited	Dec. 31, 2010 Noncontrolling Interest [Member] TransCanada PipeLines Limited	Dec. 31, 2012 Noncontrolling Interest [Member] Portland	Dec. 31, 2011 Noncontrolling Interest [Member] Portland	Dec. 31, 2010 Noncontrolling Interest [Member] Portland
Non-controlling interest included in the Consolidated Balance Sheet
Non-controlling interest	1,425	1,465																953	997						83	79
Preferred shares of TCPL									195	195		194	194									389	389
Non-controlling interests included in the Consolidated Statement of Income
Net income attributable to non-controlling interests	118	129	115															91	101	87					5	6	6
Preferred share dividends of TCPL																						22	22	22
Additional information
Percentage of non-controlling interests																		66.70%			61.80%				38.30%	38.30%	38.30%
Ownership interest from TransCanada to TC Pipelines							25.00%	25.00%
Preferred Shares of TCPL
Number of Shares Outstanding									4,000	4,000		4,000	4,000
Dividend Rate per Share (in Canadian dollars per share)									2.80	2.80		2.80	2.80
Redemption Price per Share (in Canadian dollars per share)									50.00			50.00
Cash Dividends
Cash dividends paid									22	22	22	22	22	22
Cash dividends paid (in Canadian dollars per share)									2.80	2.80	2.80	2.80	2.80	2.80
Fees received for services provided				3	2	2									7	7	7